Expenses by Nature	12 Months Ended
Dec. 31, 2025
Expenses by Nature
Expenses by Nature
(24)	Expenses by Nature

a)Amortization and depreciation

Expenses for the amortization and depreciation of intangible assets, right of use assets and property, plant and equipment, incurred during 2025, 2024 and 2023 classified by functions are as follows:

	Millions of Euros
	2025	2024	2023
Cost of sales	277	273	275
Research and development	53	53	65
Selling, general & administration expenses	120	112	107
	450	438	447

b)Other operating income and expenses

Other operating income and expenses incurred during 2025, 2024 and 2023 by function are as follows:

	Millions of Euros
	2025	2024	2023
Cost of sales	737	619	621
Research and development	211	193	168
Selling, general & administration expenses	610	712	799
	1,558	1,524	1,588

Details by nature are as follows:

	Millions of Euros
	Reference	2025	2024	2023
Changes in trade provisions		12	(21)	4
Professional services		321	380	424
Commissions		13	28	45
Supplies and auxiliary materials		224	195	210
Operating leases	Note 8	45	47	44
Freight		176	186	188
Repair and maintenance expenses		307	270	243
Advertising		81	85	80
Insurance		50	49	51
Royalties		25	22	22
Travel expenses		44	44	48
External services		111	106	99
R&D Expenses		121	108	99
Gains on disposal of assets		—	—	(3)
Other		28	25	34
Other operating income&expenses		1,558	1,524	1,588

On February 15, 2023, the Group announced the implementation of a comprehensive operational improvement plan with significant savings. The plan included the optimization of plasma costs and operations, the streamlining of corporate functions, and other initiatives to improve efficiency in the organization. As of 31 December 2025, the Group recognized an expense of approximately Euros 4 million (Euros 22 million at 31 December 2024) mainly in professional services.